PHILOTIMO FOCUSED GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS

December 31, 2021 (unaudited)

		Shares	Fair Value
11.18%	CORPORATE BONDS
	Greenidge General Holding, Inc., 10/31/2026	68,093	$1,620,613
	Citigroup Global Markets, 3/19/2041	120,000	101,592
	MGM Resorts International, 3/15/2022	1,000,000	1,012,500
	Morgan Stanley, 3/31/2035	95,000	76,229
	HSBC USA, Inc., 1/30/2030	145,000	140,650
	Citigroup Global Markets, 2/28/2038	100,000	97,200
	Barclays Bank PLC, 11/22/2028	115,000	114,713
	Citigroup Global Markets, 5/14/2041	380,000	376,200
	Fossil Group, Inc., 11/30,2026	49,000	1,244,600
11.18%	TOTAL CORPORATE BONDS		4,784,297
67.99%	COMMON STOCKS
12.51%	CONSUMER DISCRETIONARY
	Ainsworth Game Technology Limited*	1,000,000	938,093
	Caesars Entertainment, Inc.*	18,000	1,683,540
	Camping World Holdings, Inc. - Class A	54,500	2,201,800
	One Group Hospitality, Inc. *	42,121	531,146
			5,354,579
4.98%	CONSUMER STAPLES
	Altria Group, Inc.	45,000	2,132,550
2.47%	ENERGY
	Chevron Corp.	9,000	1,056,150
5.56%	FINANCIALS
	EZCorp, Inc.*	322,934	2,380,024
5.76%	INDUSTRIALS
	Radiant Logistics, Inc.*	338,253	2,465,864
5.59%	INFORMATION TECHNOLOGY
	International Busines Machines Corp.	17,500	2,339,050
	Kyndryl Holdings, Inc.*	3,000	54,300
			2,393,350
4.99%	INTERNET & DIRECT MARKETING
	CDON AB*	40,969	2,139,837
22.29%	SPECIALITY RETAIL
	Build-A-Bear Workshop, Inc.	100,100	1,953,952
	Lazydays Holdings, Inc.*	107,000	2,304,780
	The Container Store Group, Inc.*	175,421	1,750,702
	The ODP Corp.*	49,500	1,944,360
	The Tile Shop Holdings, Inc.	222,795	1,588,528
			9,542,322

PHILOTIMO FOCUSED GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS

December 31, 2021 (unaudited)

3.84%	UTILILTIES
	Genie Energy Ltd.*	294,969	$1,642,977
67.99%	TOTAL COMMON STOCKS		29,107,653
20.56%	MONEY MARKET FUNDS
	Fifth Third Banksafe Trust	8,800,587	8,800,587
99.73%	TOTAL INVESTMENTS		42,692,537
0.27%	Other assets, net of liabilities		116,860
100.00%	NET ASSETS		$42,809,397

*Non-income producing

**Effective 7 day yield as of December 31, 2021

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2021:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
COMMON STOCKS	$29,107,653	$-	$-	$29,107,653
CORPORATE BONDS	-	4,784,297	-	4,784,297
MONEY MARKET FUNDS	8,800,587	-	-	8,800,587
TOTAL INVESTMENTS	$37,908,240	$4,784,297	$-	$42,692,537
The Fund held no Level 3 securities at any time during the period.
There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2021.
At December 31, 2021 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $41,665,943 and the related tax-based net unrealized appreciation (depreciation) consists of:
		Gross unrealized appreciation		$1,964,176
		Gross unrealized depreciation		(937,582)
		Net unrealized appreciation		$1,026,594